Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2025	Mar. 31, 2024
Current
Accrued compensation to employees		$ 576	$ 534
Accrued defined benefit liability	[1]	1	1
Accrued expenses		991	986
Withholding taxes and others	[1]	381	382
Liabilities of controlled trusts		20	25
Liability towards contingent consideration		1
Capital creditors		61	37
Financial liability under option arrangements	[2]	64	60
Other non-financial liabilities	[1]	1	1
Other financial liabilities	[3]	61	73
Total Current other liabilities		2,157	2,099
Non-current
Accrued compensation to employees		1	1
Accrued expenses		221	213
Accrued defined benefit liability	[1]	14	19
Financial liability under option arrangements	[2]	13	12
Liability towards contingent consideration		2
Other non-financial liabilities	[1]	12	10
Other financial liabilities	[3]	1	18
Total Non-current other liabilities		264	273
Total other liabilities		2,421	2,372
Financial liability carried at amortized cost		1,932	1,887
Financial liability carried at fair value through profit or loss		80	72
Financial liability under option arrangements on undiscounted basis		89	$ 83
Financial liability towards contingent consideration on undiscounted basis		$ 4

[1]	Non-financial liabilities
[2]	Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries.
[3]	The Group entered into financing arrangements with a third party towards technology assets taken over by the Group from a customer as a part of transformation project which was not considered as distinct goods or services as the control related to those assets was not transferred to the Group in accordance with IFRS 15 - Revenue from contract with customers. As at March 31, 2025 and March 31, 2024, the financial liability pertaining to such arrangements amounts to $8 million and $45 million, respectively.